Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:	$1,020,665,769.69

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%	September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%	November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%	November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%	February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%	November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%	November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%	November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%	June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$193,083,048.50	0.7723322	$176,606,015.77	0.7064241	$16,477,032.73
Class A-2-B Notes	$111,988,168.13	0.7723322	$102,431,489.15	0.7064241	$9,556,678.98
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$712,081,216.62	0.7029360	$686,047,504.91	0.6772367	$26,033,711.71

Weighted Avg. Coupon (WAC)	3.23%		3.22%
Weighted Avg. Remaining Maturity (WARM)	48.36		47.41
Pool Receivables Balance	$755,380,013.39		$728,223,573.00
Remaining Number of Receivables	49,330		48,538

Adjusted Pool Balance	$727,391,203.17		$701,357,491.46

III. COLLECTIONS

Principal:
Principal Collections	$26,028,757.26
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$606,830.00
Total Principal Collections	$26,635,587.26

Interest:
Interest Collections	$2,033,537.49
Late Fees & Other Charges	$46,293.83
Interest on Repurchase Principal	$-
Total Interest Collections	$2,079,831.32

Collection Account Interest	$8,052.68
Reserve Account Interest	$854.76
Servicer Advances	$-

Total Collections	$28,724,326.02

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$28,724,326.02
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,724,326.02

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$629,483.34	$-	$629,483.34	629,483.34
Collection Account Interest					$8,052.68
Late Fees & Other Charges					$46,293.83
Total due to Servicer					$683,829.85

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$159,293.52		$159,293.52
Class A-2-B Notes		$82,099.30		$82,099.30
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$675,693.99		$675,693.99	675,693.99

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7. Third Priority Principal Distribution:		$-		$-	0.00

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

Available Funds Remaining:					$27,214,393.01

9. Regular Principal Distribution Amount:					26,033,711.71

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$16,477,032.73
Class A-2-B Notes		$9,556,678.98
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$26,033,711.71	$26,033,711.71
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$26,033,711.71	$26,033,711.71

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,180,681.30

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$27,988,810.22
Beginning Period Amount	$27,988,810.22
Current Period Amortization	$1,122,728.68
Ending Period Required Amount	$26,866,081.54
Ending Period Amount	$26,866,081.54
Next Distribution Date Required Amount	$25,765,696.64

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	2.10%	2.18%	2.18%

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	11
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.97%	48,040	98.79%	$719,418,709.30
30 - 60 Days	0.78%	380	0.91%	$6,617,293.32
61 - 90 Days	0.19%	94	0.24%	$1,736,230.63
91-120 Days	0.05%	24	0.06%	$451,339.75
121 + Days	0.00%	0	0.00%	$-
Total		48,538		$728,223,573.00

Delinquent Receivables 30+ Days Past Due
Current Period	1.03%	498	1.21%	$8,804,863.70
1st Preceding Collection Period	0.98%	484	1.14%	$8,631,235.03
2nd Preceding Collection Period	0.97%	485	1.11%	$8,645,971.10
3rd Preceding Collection Period	0.73%	369	0.83%	$6,683,759.09
Four-Month Average	0.93%		1.07%

Repossession in Current Period		39		$721,317.53
Repossession Inventory		68		$562,151.91

Current Charge-Offs
Gross Principal of Charge-Offs				$1,127,683.13
Recoveries				$(606,830.00)
Net Loss				$520,853.13

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.83%

Average Pool Balance for Current Period				$741,801,793.19

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.84%
1st Preceding Collection Period				1.06%
2nd Preceding Collection Period				0.74%
3rd Preceding Collection Period				0.50%
Four-Month Average				0.79%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	81	663	$9,212,638.57
Recoveries	67	498	$(4,162,001.55)
Net Loss			$5,050,637.02
Cumulative Net Loss as a % of Initial Pool Balance			0.48%

Net Loss for Receivables that have experienced a Net Loss *	64	499	$5,059,113.00
Average Net Loss for Receivables that have experienced a Net Loss			$10,138.50

Principal Balance of Extensions			$2,714,603.75
Number of Extensions			141

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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